Interest-bearing loans and borrowings - long term - Summary of Compulsorily Convertible Debentures (Unsecured) Terms of Conversion of CCDs (Detail) - Unsecured Compulsorily Convertible Debentures [Member]
₨ in Millions
12 Months Ended
Mar. 31, 2026 INR (₨) shares
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Total proceeds | ₨	₨ 16,296
Number Of Debentures | shares	877,151,757
IB Vogt Solar Seven Private Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	40 years
Total proceeds | ₨	₨ 23
Maturity date	August 18, 2060
Interest coupon rate	10.00%
Number Of Debentures | shares	2,299,544
Moratorium period	24 months
Terms	One equity share will be issued for each CCD on the maturity date (1:1
Renew Surya Roshani Private Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	26 years
Total proceeds | ₨	₨ 15,308
Maturity date	August 5, 2048
Interest coupon rate	13.00%
Number Of Debentures | shares	866,076,759
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure Of Detailed Information About Unsecured Compulsorily Convertible Debentures [Line Items]
Tenure (years)	6 years
Total proceeds | ₨	₨ 965
Maturity date	March 31, 2027
Interest coupon rate	8.00%
Number Of Debentures | shares	8,775,454